ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities, Current [Abstract]
Accrued expenses	$ 32,634	$ 33,241
Hedging transaction liability	2,596	2,973
Uncertain tax positions	334	1,378
Total accrued expenses and other current liabilities	$ 35,564	$ 37,592